Insurance contracts	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Insurance contracts
34 Insurance contracts
34.1 Underwriting risk
Aegon’s earnings depend significantly upon the extent to which actual claims experience differs from the assumptions used in setting the prices for products and establishing the technical liabilities and liabilities for claims. To the extent that actual claims experience is less favorable than the underlying assumptions used in establishing such liabilities, income would be reduced. Furthermore, if these higher claims were part of a permanent trend, Aegon may be required to change best estimate assumptions for future claims which could increase the required reserves for these future claims, which could reduce income. In addition, certain acquisition costs related to the sale of new policies and the purchase of policies already in force have been recorded as assets on the statement of financial position and are being amortized into the income statement over time. If the assumptions relating to the future profitability of these policies (such as future claims, investment income and expenses) are not realized, the amortization of these costs could be accelerated and may even require write offs should there be an expectation of unrecoverability. This could have a materially adverse effect on Aegon’s business, results of operations and financial condition.
Sources of underwriting risk include policyholder behavior (such as lapses, surrender of policies or partial withdrawals), policy claims (such as mortality, longevity or morbidity) and expenses. For some product lines, Aegon is at risk if policy lapses increase as sometimes Aegon is unable to fully recover upfront expenses in selling a product despite the presence of commission recoveries or surrender charges and fees. There are also products where Aegon is at risk if lapses decrease, for example where this would result in a higher utilization rate of product guarantees. For mortality and morbidity risk, Aegon sells certain types of policies that are at risk if mortality or morbidity increases, such as term life insurance and accident insurance, Aegon also sells certain types of policies that are at risk if mortality decreases (longevity risk) such as annuity products. Aegon is also at risk if expenses are higher than the expenses assumed beforehand by management and that were priced into the products.
Aegon monitors and manages its underwriting risk by underwriting risk type. Attribution analysis is performed on earnings and reserve movements in order to understand the source of any material variation in actual results from what was expected. Aegon’s units also perform experience studies for underwriting risk assumptions, comparing Aegon’s experience to industry experience as well as combining Aegon’s experience and industry experience based on the depth of the history of each source to Aegon’s underwriting assumptions. Where policy charges are flexible in products, Aegon uses these analyses as the basis for modifying these charges, with a view to maintain a balance between policyholder and shareholder interests. Aegon also has the ability to reduce expense levels over time, thus mitigating unfavorable expense variation.
Another way to mitigate underwriting risk is through reinsurance. Aegon uses reinsurance to primarily manage and diversify risk, limit volatility, improve capital positions, limit maximum losses and gain access to reinsurer support. While the objectives and use can vary by region due to local market considerations and product offerings, the use of reinsurance is coordinated and monitored globally.
The key areas where reinsurance is used is to reduce our exposure to mortality and morbidity risk primarily through a combination of quota-share and Excess of Loss reinsurance. Also, Excess of Loss reinsurance is used to limit our exposure to large losses on non-life
business.
In order to minimize its reinsurer defaults exposure, Aegon regularly monitors the creditworthiness of its reinsurers, and where appropriate, arranges additional protection through letters of credit, trust agreements and over-collateralization. For certain agreements, funds are withheld for investment rather than relying on the reinsurer to meet investment expectations. Default exposure is further reduced by using multiple reinsurers within certain reinsurance agreements.
External reinsurance counterparties are, in general, major global reinsurers. At the same time, local reinsurers are utilized to ensure a balance for local capacity and diversification.
Sensitivity analysis of net result and shareholders’ equity to various underwriting risks is shown in the table that follows. Aegon’s best estimate assumptions already include expected future developments and the sensitivities represent an increase or decrease of lapse rates, mortality rates and morbidity rates, compared to Aegon’s best estimate assumptions. These underwriting sensitivities were run using a permanent shock applied to all of Aegon’s products, exposed to an increase and to a decrease in the rates. The table below indicates that the morbidity sensitivity has the largest impact and in aggregate, Aegon is exposed to a decrease in mortality rates.
Sensitivity analysis of net result and shareholders’ equity to changes in various underwriting risks

	2022 1)		2021 1)
Estimated approximate effect	On shareholders’ equity	On net result	On shareholders’ equity	On net result
20% increase in lapse rates	(1)	1	108	109
20% decrease in lapse rates	(12)	(16)	(110)	(115)
5% increase in mortality rates	(140)	(147)	340	295
5% decrease in mortality rates	(50)	(46)	(434)	(378)
10% increase in morbidity rates	(389)	(394)	(292)	(284)
10% decrease in morbidity rates	108	109	178	175
1	Includes the approximate effects of the disposal group
34.2 Insurance contracts for general account

	2022	2021
Life insurance	75,084	110,691
Non-life insurance
- Unearned premiums and unexpired risks	6,181	6,548
- Outstanding claims	1,683	2,247
- Incurred but not reported claims	460	816
Incoming reinsurance	3,901	4,120
At December 31	87,309	124,422
The decrease in Insurance contracts for general account in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

	2022	2021
Non-life insurance:
- Accident and health insurance	8,324	9,374
- General insurance	-	237
Total non-life insurance	8,324	9,611

Movements during the year in life insurance:	2022	2021
At January 1	110,691	109,062
Disposals	(576)	-
Portfolio transfers and acquisitions	(18)	(26)
Gross premium and deposits – existing and new business	6,070	6,033
Unwind of discount / interest credited	3,593	4,037
Insurance liabilities released	(10,364)	(9,490)
Changes in valuation of expected future benefits	(2,840)	(1,635)
Loss recognized as a result of liability adequacy testing	(2,239)	(236)
Shadow accounting adjustments	(3,352)	(1,821)
Net exchange differences	4,338	4,713
Transfer (to) / from reinsurance assets	273	36
Transfers to disposal groups	(30,491)	-
Other	-	17
At December 31	75,084	110,691

Sensitivity analysis of net result and shareholders’ equity	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity
2022 1)
Shift up 50 basis points - Bond credit spreads	(237)	(1,463)
Shift down 50 basis points - Bond credit spreads	233	1,567
Shift up 50 basis points - Mortgage spreads	(314)	(280)
Shift down 50 basis points - Mortgage spreads	156	190
Shift up 5 basis points - Liquidity premium	97	129
Shift down 5 basis points - Liquidity premium	(77)	(42)

2021 1)
Shift up 50 basis points - Bond credit spreads	(192)	(2,418)
Shift down 50 basis points - Bond credit spreads	169	2,387
Shift up 50 basis points - Mortgage spreads	(444)	(401)
Shift down 50 basis points - Mortgage spreads	452	496
Shift up 5 basis points - Liquidity premium	136	178
Shift down 5 basis points - Liquidity premium	(148)	(104)
1	Includes the approximate effects of the disposal group

Movements during the year in non-life insurance:	2022	2021
At January 1	9,611	9,118
Disposals	(115)	(25)
Portfolio transfers and acquisitions	-	1
Gross premiums – existing and new business	1,310	1,508
Unwind of discount / interest credited	536	479
Insurance liabilities released	(1,198)	(992)
Changes in valuation of expected future claims	41	(36)
Change in unearned premiums	(488)	(731)
Change in unexpired risks	-	-
Incurred related to current year	642	670
Incurred related to prior years	262	267
Release for claims settled current year	(211)	(269)
Release for claims settled prior years	(822)	(757)
Shadow accounting adjustments	(734)	(153)
Change in IBNR	(98)	(59)
Net exchange differences	550	592
Transfers to disposal groups	(961)	-
Other	-	(1)
At December 31	8,324	9,611

Movements during the year in incoming reinsurance:	2022	2021
At January 1	4,120	3,965
Gross premium and deposits – existing and new business	1,142	1,276
Unwind of discount / interest credited	199	192
Insurance liabilities released	(1,885)	(1,562)
Changes in valuation of expected future benefits	91	(36)
Shadow accounting adjustments	(30)	(7)
Loss recognized as a result of liability adequacy	(11)	(3)
Net exchange differences	276	296
Other	(2)	(1)
At December 31	3,901	4,120
34.3 Insurance contracts for account of policyholders

Insurance contracts for account of policyholders	2022	2021
At January 1	149,323	135,441
Disposal of a business	(192)	-
Portfolio transfers and acquisitions	(73)	(547)
Gross premium and deposits – existing and new business	4,831	5,532
Unwind of discount / interest credited	(24,402)	14,994
Insurance liabilities released	(10,190)	(13,199)
Fund charges released	(1,681)	(1,680)
Changes in valuation of expected future benefits	(1,121)	(145)
Transfer (to) / from insurance contracts	(284)	783
Net exchange differences	3,773	8,144
Transfers to disposal groups	(19,577)	-
Other	-	1
At December 31	100,409	149,323